Basis of Preparation and Accounting Policies - Estimated Useful Life of Assets (Detail)	12 Months Ended
Dec. 31, 2017
Freehold buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of Property, plant and equipment	50 years
Leasehold land, buildings and improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of Property, plant and equipment	Shorter of 15 to 50 years or lease term
Bottom of range [Member] | Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of Property, plant and equipment	3 years
Bottom of range [Member] | Office furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of Property, plant and equipment	3 years
Bottom of range [Member] | Motor and transport vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of Property, plant and equipment	3.5 years
Top of range [Member] | Plant and machinery [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of Property, plant and equipment	20 years
Top of range [Member] | Office furniture, fittings and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of Property, plant and equipment	20 years
Top of range [Member] | Motor and transport vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful life of Property, plant and equipment	15 years